Financial Risk Management (Details) - Schedule of Contractual Undiscounted Cash Outflows of Non-Derivative Financial Liabilities - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Non-derivative financial liabilities
Account and other payables	$ 1,325,914	$ 1,471,844
Lease liabilities	133,279	368,747
Total of non-derivative financial liabilities	1,459,193	1,840,591
Within1 Year [Member]
Non-derivative financial liabilities
Account and other payables	1,325,914	1,471,844
Lease liabilities	93,166	263,207
Total of non-derivative financial liabilities	1,419,080	1,735,051
Over 1 year [Member]
Non-derivative financial liabilities
Account and other payables
Lease liabilities	40,113	105,540
Total of non-derivative financial liabilities	$ 40,113	$ 105,540